Property, plant and equipment - Narrative (Details)	6 Months Ended
Jun. 30, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Right of use Assets	$ 3,885,000,000
Gross depreciation of right of use (RoU) assets	598,000,000
Additions to RoU assets	651,000,000
Capitalised expenditures included in intangible assets related to the license	$ 962,000,000
Life of license	3 years 6 months
Exploration and development assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross depreciation of right of use (RoU) assets	$ 186,000,000